UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATE FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

48048-1014                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
August 31, 2014 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 U.S. EQUITY SECURITIES (29.7%)

                 COMMON STOCKS (20.7%)

                 CONSUMER DISCRETIONARY (2.6%)
                 -----------------------------
                 ADVERTISING (0.2%)
     26,000      Omnicom Group, Inc.                                                                    $    1,872
                                                                                                        ----------
                 AUTO PARTS & EQUIPMENT (1.0%)
     20,300      Magna International, Inc.                                                                   2,304
     90,450      TRW Automotive Holdings Corp.*                                                              8,709
                                                                                                        ----------
                                                                                                            11,013
                                                                                                        ----------
                 AUTOMOBILE MANUFACTURERS (0.1%)
     85,000      Ford Motor Co.                                                                              1,480
                                                                                                        ----------
                 CABLE & SATELLITE (0.3%)
     60,920      Comcast Corp. "A"                                                                           3,334
                                                                                                        ----------
                 CASINOS & GAMING (0.1%)
     48,300      MGM Resorts International*                                                                  1,182
                                                                                                        ----------
                 DEPARTMENT STORES (0.2%)
     34,100      Kohl's Corp.                                                                                2,005
                                                                                                        ----------
                 GENERAL MERCHANDISE STORES (0.1%)
     19,300      Dollar General Corp.*                                                                       1,235
                                                                                                        ----------
                 HOME IMPROVEMENT RETAIL (0.0%)
      4,800      Home Depot, Inc.                                                                              449
                                                                                                        ----------
                 HOTELS, RESORTS & CRUISE LINES (0.2%)
     48,300      Carnival Corp.                                                                              1,829
                                                                                                        ----------
                 SPECIALIZED CONSUMER SERVICES (0.2%)
     74,200      H&R Block, Inc.                                                                             2,488
                                                                                                        ----------
                 SPECIALTY STORES (0.2%)
     22,000      Signet Jewelers Ltd.                                                                        2,593
                                                                                                        ----------
                 Total Consumer Discretionary                                                               29,480
                                                                                                        ----------
                 CONSUMER STAPLES (1.0%)
                 -----------------------
                 DRUG RETAIL (0.8%)
     58,030      CVS Caremark Corp.                                                                          4,610
     65,300      Walgreen Co.                                                                                3,952
                                                                                                        ----------
                                                                                                             8,562
                                                                                                        ----------
                 HOUSEHOLD PRODUCTS (0.1%)
     16,100      Procter & Gamble Co.                                                                        1,338
                                                                                                        ----------
                 HYPERMARKETS & SUPER CENTERS (0.1%)
     16,500      Wal-Mart Stores, Inc.                                                                       1,246
                                                                                                        ----------
                 Total Consumer Staples                                                                     11,146
                                                                                                        ----------

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 ENERGY (2.3%)
                 -------------
                 INTEGRATED OIL & GAS (0.8%)
      9,930      Chevron Corp.                                                                          $    1,285
     69,470      Occidental Petroleum Corp.                                                                  7,206
                                                                                                        ----------
                                                                                                             8,491
                                                                                                        ----------
                 OIL & GAS DRILLING (0.1%)
     43,400      Transocean Ltd.                                                                             1,677
                                                                                                        ----------
                 OIL & GAS EQUIPMENT & SERVICES (0.9%)
     83,940      Halliburton Co.                                                                             5,675
     46,000      Schlumberger Ltd.                                                                           5,044
                                                                                                        ----------
                                                                                                            10,719
                                                                                                        ----------
                 OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     17,400      Anadarko Petroleum Corp.                                                                    1,961
     80,500      Marathon Oil Corp.                                                                          3,356
                                                                                                        ----------
                                                                                                             5,317
                                                                                                        ----------
                 Total Energy                                                                               26,204
                                                                                                        ----------
                 FINANCIALS (3.1%)
                 -------------
                 CONSUMER FINANCE (0.4%)
     52,500      Capital One Financial Corp.                                                                 4,308
                                                                                                        ----------
                 DIVERSIFIED BANKS (1.2%)
     75,433      Citigroup, Inc.                                                                             3,896
     99,400      JPMorgan Chase & Co.                                                                        5,910
     70,240      Wells Fargo & Co.                                                                           3,613
                                                                                                        ----------
                                                                                                            13,419
                                                                                                        ----------
                 INVESTMENT BANKING & BROKERAGE (0.1%)
     33,800      Morgan Stanley                                                                              1,160
                                                                                                        ----------
                 LIFE & HEALTH INSURANCE (0.3%)
     58,100      MetLife, Inc.                                                                               3,180
                                                                                                        ----------
                 MULTI-LINE INSURANCE (0.1%)
     20,600      American International Group, Inc.                                                          1,155
                                                                                                        ----------
                 REGIONAL BANKS (0.5%)
     58,000      BB&T Corp.                                                                                  2,165
     29,630      CIT Group, Inc.                                                                             1,421
     24,700      PNC Financial Services Group, Inc.                                                          2,093
                                                                                                        ----------
                                                                                                             5,679
                                                                                                        ----------
                 SPECIALIZED FINANCE (0.5%)
     23,300      CME Group, Inc.                                                                             1,784
     18,550      IntercontinentalExchange Group, Inc.                                                        3,506
                                                                                                        ----------
                                                                                                             5,290
                                                                                                        ----------
                 Total Financials                                                                           34,191
                                                                                                        ----------
                 HEALTH CARE (3.3%)
                 ------------------
                 BIOTECHNOLOGY (1.0%)
    104,000      Gilead Sciences, Inc.*                                                                     11,188
                                                                                                        ----------
                 HEALTH CARE DISTRIBUTORS (0.4%)
     70,100      Cardinal Health, Inc.                                                                       5,167
                                                                                                        ----------
                 HEALTH CARE EQUIPMENT (0.3%)
     47,300      Medtronic, Inc.                                                                             3,020
                                                                                                        ----------
                 PHARMACEUTICALS (1.6%)
    135,050      AbbVie, Inc.                                                                                7,466

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
     47,940      Johnson & Johnson                                                                      $    4,973
     22,300      Merck & Co., Inc.                                                                           1,340
    138,800      Pfizer, Inc.                                                                                4,079
                                                                                                        ----------
                                                                                                            17,858
                                                                                                        ----------
                 Total Health Care                                                                          37,233
                                                                                                        ----------

                 INDUSTRIALS (2.7%)
                 ------------------
                 AEROSPACE & DEFENSE (0.5%)
     14,700      Raytheon Co.                                                                                1,416
     73,600      Spirit AeroSystems Holdings, Inc. "A"*                                                      2,822
     11,730      United Technologies Corp.                                                                   1,267
                                                                                                        ----------
                                                                                                             5,505
                                                                                                        ----------
                 AIR FREIGHT & LOGISTICS (0.1%)
     12,330      United Parcel Service, Inc. "B"                                                             1,200
                                                                                                        ----------
                 AIRLINES (0.3%)
     68,100      United Continental Holdings, Inc.*                                                          3,242
                                                                                                        ----------
                 ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     91,400      Eaton Corp. plc                                                                             6,381
                                                                                                        ----------
                 ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     62,700      Republic Services, Inc.                                                                     2,466
                                                                                                        ----------
                 INDUSTRIAL CONGLOMERATES (0.7%)
    317,490      General Electric Co.                                                                        8,249
                                                                                                        ----------
                 INDUSTRIAL MACHINERY (0.3%)
     31,500      Parker Hannifin Corp.                                                                       3,638
                                                                                                        ----------
                 Total Industrials                                                                          30,681
                                                                                                        ----------

                 INFORMATION TECHNOLOGY (4.7%)
                 -----------------------------
                 APPLICATION SOFTWARE (0.1%)
     18,800      Citrix Systems, Inc.*                                                                       1,321
                                                                                                        ----------
                 COMMUNICATIONS EQUIPMENT (0.5%)
    184,456      Cisco Systems, Inc.                                                                         4,609
     67,600      Juniper Networks, Inc.                                                                      1,568
                                                                                                        ----------
                                                                                                             6,177
                                                                                                        ----------
                 DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     11,900      Visa, Inc. "A"                                                                              2,529
                                                                                                        ----------
                 INTERNET SOFTWARE & SERVICES (0.6%)
     17,000      Facebook, Inc. "A"*                                                                         1,272
      5,720      Google, Inc. "A"*                                                                           3,331
      3,020      Google, Inc. "C"*                                                                           1,726
                                                                                                        ----------
                                                                                                             6,329
                                                                                                        ----------
                 SEMICONDUCTOR EQUIPMENT (0.2%)
    100,000      Applied Materials, Inc.                                                                     2,310
                                                                                                        ----------
                 SEMICONDUCTORS (0.9%)
     40,500      Altera Corp.                                                                                1,431
     53,200      Broadcom Corp. "A"                                                                          2,095
    134,090      Intel Corp.                                                                                 4,683
     29,700      Texas Instruments, Inc.                                                                     1,431
                                                                                                        ----------
                                                                                                             9,640
                                                                                                        ----------
                 SYSTEMS SOFTWARE (0.7%)
    164,980      Microsoft Corp.                                                                             7,495
                                                                                                        ----------
                 TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.5%)
     49,830      Apple, Inc.                                                                                 5,108

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
    207,600      Hewlett-Packard Co.                                                                    $    7,889
     10,700      SanDisk Corp.                                                                               1,048
     43,800      Seagate Technology plc                                                                      2,741
                                                                                                        ----------
                                                                                                            16,786
                                                                                                        ----------
                 Total Information Technology                                                               52,587
                                                                                                        ----------
                 MATERIALS (0.5%)
                 ----------------
                 COMMODITY CHEMICALS (0.2%)
     16,000      LyondellBasell Industries N.V. "A"                                                          1,830
                                                                                                        ----------
                 GOLD (0.1%)
     27,700      Newmont Mining Corp.                                                                          751
     11,900      Royal Gold, Inc.                                                                              925
                                                                                                        ----------
                                                                                                             1,676
                                                                                                        ----------
                 PAPER PRODUCTS (0.1%)
     25,600      International Paper Co.                                                                     1,240
                                                                                                        ----------
                 PRECIOUS METALS & MINERALS (0.1%)
     23,000      Tahoe Resources, Inc.*                                                                        589
                                                                                                        ----------
                 Total Materials                                                                             5,335
                                                                                                        ----------
                 TELECOMMUNICATION SERVICES (0.5%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    102,289      Verizon Communications, Inc.                                                                5,096
                                                                                                        ----------
                 Total Common Stocks (cost: $174,224)                                                      231,953
                                                                                                        ----------
                 PREFERRED STOCKS (3.0%)

                 CONSUMER STAPLES (1.0%)
                 -----------------------
                 AGRICULTURAL PRODUCTS (1.0%)
    161,682      CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                4,740
     58,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                  6,181
                                                                                                        ----------
                                                                                                            10,921
                                                                                                        ----------
                 Total Consumer Staples                                                                     10,921
                                                                                                        ----------
                 ENERGY (0.6%)
                 -------------
                 OIL & GAS STORAGE & TRANSPORTATION (0.6%)
      2,050      Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                                   1,924
    156,338      NuStar Logistics, LP, 7.63%                                                                 4,228
                                                                                                        ----------
                                                                                                             6,152
                                                                                                        ----------
                 Total Energy                                                                                6,152
                                                                                                        ----------
                 FINANCIALS (1.1%)
                 -----------------
                 LIFE & HEALTH INSURANCE (0.3%)
    167,198      Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                  4,191
                                                                                                        ----------
                 REGIONAL BANKS (0.4%)
    170,000      Citizens Funding Trust I, 7.50%                                                             4,351
                                                                                                        ----------
                 REINSURANCE (0.0%)
      1,500      American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
                   acquired 1/23/2007 - 3/09/2007; cost $1,533*(b),(c)                                         375
                                                                                                        ----------
                 REITs - Mortgage (0.1%)
     24,000      Arbor Realty Trust, Inc., 7.38%                                                               594
                                                                                                        ----------
                 REITs - Office (0.3%)
    130,027      Equity CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                 3,307
                                                                                                        ----------
                 Total Financials                                                                           12,818
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 TELECOMMUNICATION SERVICES (0.3%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    126,000      Qwest Corp., 7.50%                                                                     $    3,381
                                                                                                        ----------
                 Total Preferred Stocks (cost: $31,952)                                                     33,272
                                                                                                        ----------
                 EXCHANGE-TRADED FUNDS (6.0%)

    275,579      iShares Core S&P Mid-Cap ETF                                                               39,595
    255,000      iShares Core S&P Small-Cap ETF                                                             28,142
                                                                                                        ----------
                 Total Exchange-Traded Funds (cost: $57,073)                                                67,737
                                                                                                        ----------
                 Total U.S. Equity Securities(cost: $263,249)                                              332,962
                                                                                                        ----------
                 INTERNATIONAL EQUITY SECURITIES (22.9%)

                 COMMON STOCKS (1.7%)

                 ENERGY (0.1%)
                 -------------
                 INTEGRATED OIL & GAS (0.1%)
     13,400      Royal Dutch Shell plc ADR                                                                   1,085
                                                                                                        ----------
                 FINANCIALS (0.1%)
                 -----------------
                 DIVERSIFIED BANKS (0.1%)
     31,300      HSBC Holdings plc ADR                                                                       1,692
                                                                                                        ----------
                 HEALTH CARE (0.2%)
                 ------------------
                 PHARMACEUTICALS (0.2%)
     22,700      Novartis AG ADR                                                                             2,039
                                                                                                        ----------
                 INDUSTRIALS (0.3%)
                 ------------------
                 RAILROADS (0.3%)
     18,400      Canadian Pacific Railway Ltd.                                                               3,691
                                                                                                        ----------
                 INFORMATION TECHNOLOGY (0.6%)
                 -----------------------------
                 SEMICONDUCTORS (0.6%)
     97,428      NXP Semiconductors N.V.*                                                                    6,676
                                                                                                        ----------
                 MATERIALS (0.2%)
                 ----------------
                 DIVERSIFIED METALS & MINING (0.2%)
     44,300      Rio Tinto plc ADR                                                                           2,381
                                                                                                        ----------
                 TELECOMMUNICATION SERVICES (0.2%)
                 ---------------------------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     59,209      Vodafone Group plc ADR                                                                      2,033
                                                                                                        ----------
                 Total Common Stocks (cost: $13,963)                                                        19,597
                                                                                                        ----------
                 EXCHANGE-TRADED FUNDS (21.2%)

     82,387      EGShares Emerging Markets Consumer ETF                                                      2,344
    734,760      iShares Core MSCI EAFE ETF                                                                 44,622
    859,500      iShares Core MSCI Emerging Markets ETF                                                     46,379
  1,256,497      iShares MSCI EAFE ETF                                                                      83,821
  1,601,539      iShares MSCI Germany ETF                                                                   46,316
     32,280      iShares MSCI Philippines ETF                                                                1,233
     47,738      iShares MSCI Turkey ETF                                                                     2,648
     34,497      SPDR S&P Emerging Markets SmallCap ETF                                                      1,763
     55,946      WisdomTree Emerging Markets Equity Income Fund                                              2,950

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
     59,797      WisdomTree Emerging Markets SmallCap Dividend Fund                                     $    2,979
    103,151      WisdomTree India Earnings Fund                                                              2,349
                                                                                                        ----------
                 Total Exchange-Traded Funds (cost: $218,997)                                              237,404
                                                                                                        ----------
                 Total International Equity Securities(cost: $232,960)                                     257,001
                                                                                                        ----------
                 PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.8%)

                 GOLD (1.1%)

                 AFRICAN GOLD COMPANIES (0.1%)
     55,356      AngloGold Ashanti Ltd. ADR*                                                                   951
     98,700      Gold Fields Ltd. ADR                                                                          478
    130,000      Harmony Gold Mining Co. Ltd. ADR*                                                             395
                                                                                                        ----------
                                                                                                             1,824
                                                                                                        ----------
                 AUSTRALIAN GOLD COMPANIES (0.1%)
     66,200      Newcrest Mining Ltd.*                                                                         700
                                                                                                        ----------
                 EUROPEAN GOLD COMPANIES (0.1%)
     12,600      Randgold Resources Ltd. ADR                                                                 1,060
                                                                                                        ----------
                 NORTH AMERICAN GOLD COMPANIES (0.7%)
     10,500      Agnico-Eagle Mines Ltd.                                                                       402
     38,400      Alamos Gold, Inc.                                                                             353
    121,200      AuRico Gold, Inc.                                                                             550
    215,000      B2Gold Corp.*                                                                                 554
     13,900      Barrick Gold Corp.                                                                            256
     79,000      Centerra Gold, Inc.                                                                           477
     95,000      Dundee Precious Metals, Inc.*                                                                 488
    103,900      Eldorado Gold Corp.                                                                           860
     33,800      Goldcorp, Inc.                                                                                949
    154,000      IAMGOLD Corp.*                                                                                618
     80,400      Kinross Gold Corp.*                                                                           317
     50,000      New Gold, Inc.*                                                                               324
     35,000      Primero Mining Corp.*                                                                         238
    213,130      Semafo, Inc.*                                                                                 949
     45,800      Yamana Gold, Inc.                                                                             389
                                                                                                        ----------
                                                                                                             7,724
                                                                                                        ----------

                 SOUTH AMERICAN GOLD COMPANIES (0.1%)
     91,000      Compania de Minas Buenaventura S.A. ADR                                                     1,325
                                                                                                        ----------
                 Total Gold (cost: $16,411)                                                                 12,633
                                                                                                        ----------
                 SILVER (0.1%)

     69,100      Pan American Silver Corp.                                                                     992
     24,300      Silver Wheaton Corp.                                                                          608
                                                                                                        ----------
                 Total Silver (cost: $1,753)                                                                 1,600
                                                                                                        ----------
                 EXCHANGE-TRADED FUNDS (0.6%)

     69,416      iShares Silver Trust*                                                                       1,299
     41,626      SPDR Gold Shares*                                                                           5,156
                                                                                                        ----------
                 Total Exchange-Traded Funds (cost: $7,932)                                                  6,455
                                                                                                        ----------
                 Total Precious Metals and Commodity-Related Securities(cost: $26,096)                      20,688
                                                                                                        ----------

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON                                    VALUE
(000)            SECURITY                                            RATE                MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 BONDS (41.4%)

                 CORPORATE OBLIGATIONS (18.2%)

                 CONSUMER DISCRETIONARY (0.2%)
                 -----------------------------
                 SPECIALTY STORES (0.2%)
$     1,000      Guitar Center, Inc. (a)                             6.50%              4/15/2019       $      953
        700      Toys R Us Property Co. II, LLC                      8.50              12/01/2017              719
                                                                                                        ----------
                                                                                                             1,672
                                                                                                        ----------
                 Total Consumer Discretionary                                                                1,672
                                                                                                        ----------
                 ENERGY (2.6%)
                 -------------
                 OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        800      Alta Mesa Holdings, LP                              9.63              10/15/2018              844
        700      American Energy - Permian Basin, LLC (a)            7.38              11/01/2021              686
        800      Fieldwood Energy, LLC (d)                           8.38               9/30/2020              820
      1,100      Quicksilver Resources, Inc. (d)                     7.00               6/21/2019            1,058
        500      Rex Energy Corp.                                    8.88              12/01/2020              550
        800      Sabine Oil & Gas, LLC (d)                           8.75              12/31/2018              812
        900      Samson Investment Co. (d)                           5.00               9/25/2018              892
                                                                                                        ----------
                                                                                                             5,662
                                                                                                        ----------
                 OIL & GAS STORAGE & TRANSPORTATION (2.1%)
      5,000      DCP Midstream, LLC (a)                              5.85               5/21/2043            4,875
      3,059      Enbridge Energy Partners, LP                        8.05              10/01/2077            3,457
      7,300      Energy Transfer Partners, LP                        3.26 (e)          11/01/2066            6,880
      4,000      Enterprise Products Operating, LLC                  7.00               6/01/2067            4,225
        800      Martin Midstream Partners, LP                       7.25               2/15/2021              828
      1,000      Southern Union Co.                                  3.26 (e)          11/01/2066              842
      2,500      TEPPCO Partners, LP                                 7.00               6/01/2067            2,552
                                                                                                        ----------
                                                                                                            23,659
                                                                                                        ----------
                 Total Energy                                                                               29,321
                                                                                                        ----------

                 FINANCIALS (11.5%)
                 ------------------
                 ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
      6,000      Prospect Capital Corp.                              5.00               7/15/2019            6,259
      8,000      State Street Capital Trust IV                       1.23 (e)           6/01/2077            6,950
      1,200      Walter Investment Management Corp. (a)              7.88              12/15/2021            1,227
                                                                                                        ----------
                                                                                                            14,436
                                                                                                        ----------
                 DIVERSIFIED BANKS (0.1%)
       600       Compass Bank                                        6.40              10/01/2017              662
                                                                                                        ----------
                 LIFE & HEALTH INSURANCE (1.7%)
      5,500      Lincoln National Corp.                              7.00               5/17/2066            5,692
      2,000      Lincoln National Corp.                              6.05               4/20/2067            2,063
      4,000      Prudential Financial, Inc.                          5.63               6/15/2043            4,310
      1,000      Prudential Financial, Inc.                          5.20               3/15/2044            1,016
      6,150      StanCorp Financial Group, Inc.                      6.90               6/01/2067            6,427
                                                                                                        ----------
                                                                                                            19,508
                                                                                                        ----------
                 MULTI-LINE INSURANCE (1.9%)
      7,000      Genworth Holdings, Inc.                             6.15              11/15/2066            6,178
      8,300      Glen Meadow Pass-Through Trust (a)                  6.51               2/12/2067            8,300
      6,670      Nationwide Mutual Insurance Co. (a)                 5.81 (e)          12/15/2024            6,753
                                                                                                        ----------
                                                                                                            21,231
                                                                                                        ----------
                 MULTI-SECTOR HOLDINGS (0.3%)
      3,000      BNSF Funding Trust I                                6.61              12/15/2055            3,371
                                                                                                        ----------

================================================================================

7  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON                                    VALUE
(000)            SECURITY                                            RATE                MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
$     3,000      GE Capital Trust I                                  6.38%             11/15/2067       $    3,337
      2,100      JPMorgan Chase Capital XIII                         1.18 (e)           9/30/2034            1,848
      4,500      JPMorgan Chase Capital XXI                          1.19 (e)           2/02/2037            3,937
                                                                                                        ----------
                                                                                                             9,122
                                                                                                        ----------
                 PROPERTY & CASUALTY INSURANCE (2.8%)
      5,000      Allstate Corp.                                      5.75               8/15/2053            5,359
      5,800      AmTrust Financial Services, Inc.                    6.13               8/15/2023            6,119
      4,875      HSB Group, Inc. (c)                                 1.14 (e)           7/15/2027            3,754
      4,530      Ironshore Holdings, Inc. (a)                        8.50               5/15/2020            5,382
      9,600      Oil Insurance Ltd. (a)                              3.22 (e)                   -(f)         8,928
      2,500      Travelers Companies, Inc.                           6.25               3/15/2037            2,719
                                                                                                        ----------
                                                                                                            32,261
                                                                                                        ----------
                 REAL ESTATE DEVELOPMENT (0.1%)
       800       Forestar USA Real Estate Group, Inc. (a)            8.50               6/01/2022              842
                                                                                                        ----------
                 REGIONAL BANKS (2.0%)
      1,000      Allfirst Preferred Capital Trust                    1.73 (e)           7/15/2029              920
      4,000      Cullen/Frost Capital Trust II                       1.78 (e)           3/01/2034            3,524
        700      First Hawaiian Capital I                            8.34               7/01/2027              709
      2,850      First Maryland Capital Trust I                      1.23 (e)           1/15/2027            2,651
      2,500      First Tennessee Bank, N.A.                          5.65               4/01/2016            2,643
      2,400      Fulton Capital Trust I                              6.29               2/01/2036            2,298
      2,000      Huntington Capital Trust II "B"                     0.86 (e)           6/15/2028            1,740
        500      M&T Capital Trust I                                 8.23               2/01/2027              506
      2,000      Manufacturers & Traders Trust Co.                   5.63              12/01/2021            2,090
      6,000      Suntrust Capital I                                  0.90 (e)           5/15/2027            5,228
                                                                                                        ----------
                                                                                                            22,309
                                                                                                        ----------
                 REINSURANCE (0.3%)
      1,500      Alterra USA Holdings Ltd. (a)                       7.20               4/14/2017            1,664
      1,500      Platinum Underwriters Finance, Inc.                 7.50               6/01/2017            1,706
                                                                                                        ----------
                                                                                                             3,370
                                                                                                        ----------
                 REITs - Retail (0.1%)
      1,000      Brixmor, LLC                                        7.68              11/02/2026              999
                                                                                                        ----------
                 THRIFTS & MORTGAGE FINANCE (0.1%)
      1,000      Ocwen Financial Corp. (a)                           6.63               5/15/2019              972
                                                                                                        ----------
                 Total Financials                                                                          129,083
                                                                                                        ----------
                 INDUSTRIALS (0.7%)
                 ------------------
                 AEROSPACE & DEFENSE (0.2%)
      3,150      Textron Financial Corp. (a)                         6.00               2/15/2067            2,898
                                                                                                        ----------
                 AIRLINES (0.1%)
       698       America West Airlines, Inc. Pass-Through
                    Trust (INS)                                      7.93               1/02/2019              775
                                                                                                        ----------
                 MARINE (0.1%)
       800       Navios Maritime Holdings, Inc. (a)                  7.38               1/15/2022              830
                                                                                                        ----------
                 RAILROADS (0.0%)
       350       Florida East Coast Holdings Corp. (a)               6.75               5/01/2019              370
                                                                                                        ----------
                 TRADING COMPANIES & DISTRIBUTORS (0.3%)
      1,000      ILFC E-Capital Trust I (a)                          5.02 (e)          12/21/2065              970
      2,000      ILFC E-Capital Trust II (a)                         6.25 (e)          12/21/2065            1,995
                                                                                                        ----------
                                                                                                             2,965
                                                                                                        ----------
                 Total Industrials                                                                           7,838
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments | 8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON                                    VALUE
(000)            SECURITY                                            RATE                MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 TELECOMMUNICATION SERVICES (0.1%)
                 ---------------------------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.1%)
$     1,200      NII International Telecom SCA (a),(g)               7.88%             8/15/2019        $      798
        700      Sprint Corp. (a)                                    7.13              6/15/2024               717
                                                                                                        ----------
                                                                                                             1,515
                                                                                                        ----------
                 Total Telecommunication Services                                                            1,515
                                                                                                        ----------
                 UTILITIES (3.1%)
                 ----------------
                 ELECTRIC UTILITIES (1.1%)
      2,800      NextEra Energy Capital Holdings, Inc.               6.35             10/01/2066             2,801
      1,750      NextEra Energy Capital Holdings, Inc.               6.65              6/15/2067             1,791
      2,150      NextEra Energy Capital Holdings, Inc.               7.30              9/01/2067             2,377
      3,312      PPL Capital Funding, Inc.                           6.70              3/30/2067             3,380
      1,869      Texas Competitive Electric Holdings Co.,
                    LLC (d)                                          4.65             10/10/2017             1,452
                                                                                                        ----------
                                                                                                            11,801
                                                                                                        ----------
                 MULTI-UTILITIES (2.0%)
      2,500      Dominion Resources, Inc.                            7.50              6/30/2066             2,711
      2,900      Dominion Resources, Inc.                            2.53 (e)          9/30/2066             2,698
      3,342      Integrys Energy Group, Inc.                         6.11             12/01/2066             3,427
      5,825      Puget Sound Energy, Inc.                            6.97              6/01/2067             6,131
      7,000      Wisconsin Energy Corp.                              6.25              5/15/2067             7,276
                                                                                                        ----------
                                                                                                            22,243
                                                                                                        ----------
                 Total Utilities                                                                            34,044
                                                                                                        ----------
                 Total Corporate Obligations (cost: $182,438)                                              203,473
                                                                                                        ----------
                 EURODOLLAR AND YANKEE OBLIGATIONS (6.4%)

                 ENERGY (0.5%)
                 -------------
                 OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      5,544      TransCanada Pipelines Ltd.                          6.35              5/15/2067             5,787
                                                                                                        ----------
                 FINANCIALS (3.1%)
                 -----------------
                 DIVERSIFIED BANKS (1.6%)
        350      Barclays Bank plc                                   0.56 (e)                  -(f)            241
      8,030      Barclays Bank plc                                   0.69 (e)                  -(f)          5,521
        500      Barclays Bank plc                                   0.69 (e)                  -(f)            341
        900      Barclays Bank plc (a)                               7.70                      -(f)            960
      9,500      HSBC Bank plc                                       0.69 (e)                  -(f)          6,591
      1,000      LBI hf, acquired 10/12/2007;
                    cost $1,000(a),(b),(c),(g)                       7.43                      -(f)             --
      6,800      Lloyds Bank plc                                     0.56 (e)                  -(f)          4,621
                                                                                                        ----------
                                                                                                            18,275
                                                                                                        ----------
                 LIFE & HEALTH INSURANCE (0.5%)
      5,550      Great-West Life & Annuity Insurance
                    Capital, LP (a)                                  7.15              5/16/2046             5,772
                                                                                                        ----------
                 PROPERTY & CASUALTY INSURANCE (0.6%)
      6,130      QBE Capital Funding III Ltd. (a)                    7.25              5/24/2041             6,675
                                                                                                        ----------
                 REGIONAL BANKS (0.0%)
      2,000      Glitnir Banki hf, acquired 9/11/2006 -
                    10/18/2006; cost $2,034(a),(b),(c),(g)           7.45                      -(f)             --
                                                                                                        ----------
                 REINSURANCE (0.4%)
      4,000      Swiss Re Capital I, LP (a)                          6.85                      -(f)          4,230
                                                                                                        ----------
                 Total Financials                                                                           34,952
                                                                                                        ----------

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON                                    VALUE
(000)            SECURITY                                            RATE                MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 INDUSTRIALS (0.4%)
                 ------------------
                 INDUSTRIAL CONGLOMERATES (0.4%)
$     4,050      Hutchison Whampoa International Ltd. (a)            6.00%                      -(f)    $    4,222
                                                                                                        ----------
                 MATERIALS (1.4%)
                 ----------------
                 COMMODITY CHEMICALS (0.3%)
      3,000      Braskem Finance Ltd.                                6.45               2/03/2024            3,237
                                                                                                        ----------
                 DIVERSIFIED METALS & MINING (0.1%)
        800      Vedanta Resources plc (a)                           6.00               1/31/2019              836
                                                                                                        ----------
                 GOLD (1.0%)
      5,000      Kinross Gold Corp. (a)                              5.95               3/15/2024            5,210
      4,285      Newcrest Finance Proprietary Ltd. (a)               4.45              11/15/2021            4,274
      2,200         St. Barbara Ltd. (a)                             8.88               4/15/2018            1,804
                                                                                                        ----------
                                                                                                            11,288
                                                                                                        ----------
                 Total Materials                                                                            15,361
                                                                                                        ----------

                 UTILITIES (1.0%)
                 ----------------
                 ELECTRIC UTILITIES (1.0%)
      4,500      Electricite De France S.A. (a)                      5.25                       -(f)         4,657
      5,700      Enel S.p.A. (a)                                     8.75               9/24/2073            6,726
                                                                                                        ----------
                                                                                                            11,383
                                                                                                        ----------
                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        300      AES Gener S.A. (a)                                  8.38              12/18/2073              344
                                                                                                        ----------
                 Total Utilities                                                                            11,727
                                                                                                        ----------
                 Total Eurodollar and Yankee Obligations
                    (cost: $67,843)                                                                         72,049
                                                                                                        ----------
                 ASSET-BACKED SECURITIES (0.2%)

                 FINANCIALS (0.2%)
                 -----------------
                 ASSET-BACKED FINANCING (0.2%)
      2,000      SLC Student Loan Trust                              0.68 (e)           7/15/2036            1,787
        635      SLM Student Loan Trust                              0.78 (e)          10/25/2038              583
                                                                                                        ----------
                                                                                                             2,370
                                                                                                        ----------
                 Total Financials                                                                            2,370
                                                                                                        ----------
                 Total Asset-Backed Securities (cost: $2,015)                                                2,370
                                                                                                        ----------

                 COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

                 FINANCIALS (0.3%)
                 -----------------
        508      Sequoia Mortgage Trust                              1.06 (e)           9/20/2033              444
      3,227      Structured Asset Mortgage Investments, Inc.         0.66 (e)           7/19/2035            2,846
        554      Wells Fargo Mortgage Backed Securities Trust        4.92 (e)           4/25/2035              536
                                                                                                        ----------
                 Total Financials                                                                            3,826
                                                                                                        ----------
                 Total Collateralized Mortgage Obligations
                    (cost: $3,875)                                                                           3,826
                                                                                                        ----------
                 COMMERCIAL MORTGAGE SECURITIES (8.6%)

                 FINANCIALS (8.6%)
                 -----------------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES (8.6%)
      1,000      Banc of America Commercial Mortgage, Inc.           5.47              11/10/2042            1,014
      3,238      Banc of America Commercial Mortgage, Inc.           6.05               7/10/2044            3,409
      3,000      Banc of America Commercial Mortgage, Inc.           5.95               5/10/2045            3,182
      1,000      Banc of America Commercial Mortgage, Inc.           5.42              10/10/2045            1,035

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON                                    VALUE
(000)            SECURITY                                            RATE                MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     3,271      Banc of America Commercial Mortgage, Inc. (a)       6.14%              9/10/2047       $    3,367
      4,000      Banc of America Commercial Mortgage, Inc.           6.48               2/10/2051            4,267
      2,000      BCRR Trust (a)                                      5.86               7/17/2040            2,191
        400      Bear Stearns Commercial Mortgage Securities, Inc.   5.65              12/11/2040              392
      2,000      Bear Stearns Commercial Mortgage Securities, Inc.   5.21               2/11/2041            2,015
      2,034      Bear Stearns Commercial Mortgage Securities,
                    Inc. (a)                                         5.66               9/11/2041            2,001
        900      Bear Stearns Commercial Mortgage Securities, Inc.   5.60              10/12/2041              908
      3,200      Bear Stearns Commercial Mortgage Securities, Inc.   4.99               9/11/2042            3,297
        500      CD Commercial Mortgage Trust                        5.69              10/15/2048              487
        900      Citigroup Commercial Mortgage Trust                 5.97               3/15/2049              945
        800      Citigroup Commercial Mortgage Trust                 6.34              12/10/2049              797
      3,000      Commercial Mortgage Loan Trust                      6.21              12/10/2049            3,168
      1,000      Commercial Mortgage Loan Trust (a)                  5.54              12/11/2049            1,065
      7,400      Credit Suisse Commercial Mortgage Pass-
                    Through Trust                                    0.35               2/15/2040            6,373
      1,000      Credit Suisse First Boston Mortgage Securities
                    Corp.                                            0.41               4/15/2037              975
      4,000      GE Capital Commercial Mortgage Corp.                5.45               3/10/2044            4,022
      3,600      GE Capital Commercial Mortgage Corp.                5.49              11/10/2045            3,642
      1,900      GE Capital Commercial Mortgage Corp.                5.61              12/10/2049            2,007
      2,000      GMAC Commercial Mortgage Securities, Inc.           4.97              12/10/2041            2,040
        500      GMAC Commercial Mortgage Securities, Inc.           4.98              12/10/2041              507
      1,000      GMAC Commercial Mortgage Securities, Inc.           4.81               5/10/2043              989
      2,850      GS Mortgage Securities Corp. II                     5.76               4/10/2038            2,953
      1,000      GS Mortgage Securities Corp. II                     5.98               8/10/2038              999
      1,000      GS Mortgage Securities Corp. II                     4.78               7/10/2039            1,016
      4,500      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                 5.04              10/15/2042            4,609
      3,210      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                 5.57               4/15/2043            3,356
      1,000      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                 5.56              12/15/2044            1,045
      1,000      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                 5.56              12/15/2044            1,038
      4,500      J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                 6.06               4/15/2045            4,538
        900      LB-UBS Commercial Mortgage Trust                    5.28               2/15/2041              922
      1,000      Merrill Lynch Mortgage Trust                        5.41               7/12/2038              992
        400      Merrill Lynch Mortgage Trust                        5.44               7/12/2038              385
      4,000      Merrill Lynch Mortgage Trust                        5.86               5/12/2039            4,044
      2,500      Merrill Lynch Mortgage Trust                        5.01              10/12/2041            2,514
      1,000      ML-CFC Commercial Mortgage Trust                    5.42               8/12/2048            1,057
      1,500      ML-CFC Commercial Mortgage Trust                    6.08               8/12/2049            1,559
        460      ML-CFC Commercial Mortgage Trust                    5.86               9/12/2049              510
      4,150      Morgan Stanley Capital I Trust                      5.38              11/14/2042            4,106
        800      Morgan Stanley Capital I Trust                      5.68               3/12/2044              808
        878      Morgan Stanley Capital I, Inc.                      5.15               8/13/2042              898
        723      Morgan Stanley Capital I, Inc.                      5.17               8/13/2042              736
      3,150      Wachovia Bank Commercial Mortgage Trust             5.90               5/15/2043            3,325
        500      Wachovia Bank Commercial Mortgage Trust (a)         4.99               5/15/2044              484
                                                                                                        ----------
                                                                                                            95,989
                                                                                                        ----------
                 Total Financials                                                                           95,989
                                                                                                        ----------
                 Total Commercial Mortgage Securities (cost: $88,114)                                       95,989
                                                                                                        ----------
                 U.S. TREASURY SECURITIES (7.7%)

                 NOTES (7.7%)
     31,750      1.75%, 5/15/2022                                                                           30,892

================================================================================

11  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON                                    VALUE
(000)            SECURITY                                            RATE                MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     3,750      1.63%, 8/15/2022                                                                       $    3,605
      1,350      1.63%, 11/15/2022                                                                           1,293
        690      2.00%, 2/15/2023                                                                              678
      4,200      2.75%, 11/15/2023                                                                           4,361
     33,100      2.75%, 2/15/2024                                                                           34,336
     11,000      2.50%, 5/15/2024                                                                           11,158
                                                                                                        ----------
                                                                                                            86,323
                                                                                                        ----------
                 Total U.S. Treasury Securities (cost: $85,735)                                             86,323
                                                                                                        ----------
                 Total Bonds (cost: $430,020)                                                              464,030
                                                                                                        ----------
                 MONEY MARKET INSTRUMENTS (3.6%)

                 COMMERCIAL PAPER (0.4%)

                 ENERGY (0.4%)
                 -------------
                 OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      4,477      Plains Midstream (a),(h)                            0.22%              9/02/2014            4,477
                                                                                                        ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS (3.2%)
 35,448,468      State Street Institutional Liquid Reserves Fund Premier Class, 0.07% (i)                   35,448
                                                                                                        ----------
                 Total Money Market Instruments (cost: $39,925)                                             39,925
                                                                                                        ----------

                 TOTAL INVESTMENTS (COST: $992,250)                                                     $1,114,606
                                                                                                        ==========

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------------------
                 PURCHASED OPTIONS (0.1%)
      6,420      Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                                 132
      1,504      Put - iShares MSCI Emerging Markets expiring January 17, 2015 at 41                           107
        936      Put - iShares MSCI Emerging Markets expiring September 20, 2014 at 42                           5
        700      Put - S&P 500 Index expiring January 17, 2015 at 1775                                       1,197
                                                                                                        ----------

                 TOTAL PURCHASED OPTIONS (COST: $3,853)                                                 $    1,441
                                                                                                        ==========
                 WRITTEN OPTIONS (0.0%)
     (6,420)     Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 60                                 (22)
                                                                                                        ----------

                 TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $776)                                        $      (22)
                                                                                                        ==========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------
                                                      (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                                    QUOTED PRICES        OTHER          SIGNIFICANT
                                                      IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                       MARKETS        OBSERVABLE          INPUTS
                                                    FOR IDENTICAL       INPUTS
ASSETS                                                 ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                    $  231,953        $       --         $     --      $   231,953
   Preferred Stocks                                         --            32,897              375           33,272
   Exchange-Traded Funds                                67,737                --               --           67,737
International Equity Securities:
   Common Stocks                                        19,597                --               --           19,597
   Exchange-Traded Funds                               237,404                --               --          237,404
Precious Metals And Commodity-Related
   Securities:
   Gold                                                 12,633                --               --           12,633
   Silver                                                1,600                --               --            1,600
   Exchange-Traded Funds                                 6,455                --               --            6,455
Bonds:
   Corporate Obligations                                    --           199,719            3,754          203,473
   Eurodollar And Yankee Obligations                        --            72,049               --           72,049
   Asset-Backed Securities                                  --             2,370               --            2,370
   Collateralized Mortgage Obligations                      --             3,826               --            3,826
   Commercial Mortgage Securities                           --            95,989               --           95,989
   U.S. Treasury Securities                             86,323                --               --           86,323
Money Market Instruments:
   Commercial Paper                                         --             4,477               --            4,477
   Money Market Funds                                   35,448                --               --           35,448
Purchased Options                                        1,441                --               --            1,441
------------------------------------------------------------------------------------------------------------------
Total                                               $  700,591        $  411,327         $  4,129      $ 1,116,047
------------------------------------------------------------------------------------------------------------------

                                                    (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                                  QUOTED PRICES          OTHER          SIGNIFICANT
                                                    IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                                     MARKETS          OBSERVABLE          INPUTS
                                                  FOR IDENTICAL         INPUTS
LIABILITIES                                        LIABILITIES                                               TOTAL
------------------------------------------------------------------------------------------------------------------
Written Options                                     $    (22)         $       --         $     --      $       (22)
------------------------------------------------------------------------------------------------------------------
Total                                               $    (22)         $       --         $     --      $       (22)
------------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:


                                                            PREFERRED STOCKS           CORPORATE OBLIGATIONS
------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2014                                           $ 2,685                          $3,802
Purchases                                                                  -                               -
Sales                                                                 (2,385)                              -
Transfers into Level 3                                                     -                               -
Transfers out of Level 3                                                   -                               -
Net realized gain (loss) on investments                                 (165)                              -
Change in net unrealized appreciation/depreciation of
  investments                                                            240                             (48)
------------------------------------------------------------------------------------------------------------
Balance as of August 31, 2014                                        $   375                          $3,754
------------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13    | USAA Cornerstone Moderate Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

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14  | USAA Cornerstone Moderate Fund

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calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

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15  | USAA Cornerstone Moderate Fund

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not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, certain bonds, which are valued based on methods discussed in Note A7, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures

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                                         Notes to Portfolio of Investments |  16

================================================================================

contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at August 31, 2014 did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain

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17  | USAA Cornerstone Moderate Fund

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or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $137,593,000 and $17,649,000, respectively, resulting in net unrealized appreciation of $119,944,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,121,339,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.6% of net assets at August 31, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
            U.S. dollars.
REIT        Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at August 31, 2014, was $375,000, which represented less than 0.1% of the Fund's net assets.
(c) Security was fair valued at August 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,129,000, which represented 0.4% of the Fund's net assets.
(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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19  | USAA Cornerstone Moderate Fund

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(e)   Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2014.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At August 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(h) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(i) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  20


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------